Common and Preferred Shares - Assumptions used in the OPM and CSE models (Details) - TOI Parent Inc.	9 Months Ended	12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares Y	Dec. 31, 2020
Option-pricing method | Time to liquidity (in years)
Assumptions used in the OPM and CSE models
Equity, measurement input | Y	4.15
Option-pricing method | Total equity value
Assumptions used in the OPM and CSE models
Equity, measurement input | $	82,000,000
Option-pricing method | Annual dividend rate for common stock
Assumptions used in the OPM and CSE models
Equity, measurement input	0.000
Option-pricing method | Annualized volatility
Assumptions used in the OPM and CSE models
Equity, measurement input	0.400
Option-pricing method | Risk-free rate (continuously compounding)
Assumptions used in the OPM and CSE models
Equity, measurement input	0.003
Common stock equivalent method | Time to liquidity (in years)
Assumptions used in the OPM and CSE models
Equity, measurement input | Y	4.15
Common stock equivalent method | Total equity value
Assumptions used in the OPM and CSE models
Equity, measurement input | $	82,000,000
Common stock equivalent method | Value per common stock equivalent
Assumptions used in the OPM and CSE models
Equity, measurement input | $ / shares	562.06
Series A Preferred Shares | Option-pricing method | Time to liquidity (in years)
Assumptions used in the OPM and CSE models
Equity, measurement input		4.15
Series A Preferred Shares | Option-pricing method | Total equity value
Assumptions used in the OPM and CSE models
Equity, measurement input		82,000,000
Series A Preferred Shares | Option-pricing method | Annual dividend rate for common stock
Assumptions used in the OPM and CSE models
Equity, measurement input		0.0
Series A Preferred Shares | Option-pricing method | Annualized volatility
Assumptions used in the OPM and CSE models
Equity, measurement input		40.0
Series A Preferred Shares | Option-pricing method | Risk-free rate (continuously compounding)
Assumptions used in the OPM and CSE models
Equity, measurement input		0.3
Series A Preferred Shares | Common stock equivalent method | Time to liquidity (in years)
Assumptions used in the OPM and CSE models
Equity, measurement input		4.15
Series A Preferred Shares | Common stock equivalent method | Total equity value
Assumptions used in the OPM and CSE models
Equity, measurement input		82,000,000
Series A Preferred Shares | Common stock equivalent method | Value per common stock equivalent
Assumptions used in the OPM and CSE models
Equity, measurement input		562.06